Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) (Parentheticals)	12 Months Ended
Sep. 30, 2024 USD ($)
Statement of Stockholders' Equity [Abstract]
Merger, net of transaction costs	$ 2,358,780